Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value

5. Fair Value

The following table presents as of June 30, 2024 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of June 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Investment in trading securities	$-	$-	$214	$214
Derivative warrant Liability	-	32	-	32
Total Liabilities	$-	$32	$214	$246

The following table presents as of December 31, 2023 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liability	$-	$142	$-	$142
Total Liabilities	$-	$142	$-	$142

The fair value of the investment in trading securities was valued based on the purchase price of the investments and has therefore been classified as a Level 3 fair value measurement. The Company had no investment in trading securities as of December 31, 2023. There were no significant gains or losses recognized on the sale of investments in trading securities for the six months ended June 30, 2024.

The warrants issued to the PIPE Investors and an advisor in connection with the Merger are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the consolidated balance sheets. The measurements of the liability classified warrants are classified as Level 2 fair value measurements due to the use of an observable market quote for the Company’s publicly traded warrants, which are considered to be a similar asset in an active market.

The warrant liabilities are calculated by multiplying the quoted market price of the Company’s publicly traded warrants by the number of liability classified warrants.

During the period ended June 30, 2024, there were no transfers between Level 1 and Level 2, nor into or out of Level 3.

4. Fair Value

During the period ended December 31, 2023, there were no transfers between Level 1 and Level 2, nor into or out of Level 3. The following table presents as of December 31, 2023 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Liability Classified Warrants	-	142	-	142
Total Liabilities	$-	$142	$-	$142

The following table presents as of December 31, 2022 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable	$-	$-	$1,835	$1,835
Option liability	$-	$-	$1,417	$1,417
Total Liabilities	$-	$-	$3,252	$3,252

The following table presents additional information about the convertible notes payable subject to measurement at fair value on a recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance as of December 31, 2022	$1,835
Issuance of debt	1,468
Change in fair value	423
Foreign currency exchange impact	(41)
Conversion to 373,570 shares of common stock in connection with the Merger	(3,685)
Balance as of December 31, 2023	$-

The convertible notes payable were valued using the fair value option and are considered Level 3 measured instruments. See Note 7 for additional information. Due to the embedded derivatives included in the convertible notes payable, the Company elected to use the fair value option. The fair value was determined based upon a probability-weighted present value approach under three scenarios that consider the provisions of the convertible notes payable. The following table outlines the range of significant unobservable inputs as of September 22, 2023, the closing date of the Merger, and December 31, 2022, respectively:

	Assumption
Unobservable input - Change of control	2023	2022
Probabilities of conversion provisions	100%	10 - 90%
Estimated timing of conversion*	N/A	0.25 - 1.41 years
Time period to maturity*	N/A	1.41 years
Risk-adjusted discount rate	7.3%	6.1%

*	The Merger occurred on September 22, 2023, at which point the convertible notes converted into Common Stock. As such, the timing of the conversion was September 22, 2023 and the time period to maturity was no longer relevant as the notes converted.

Cizzle Option Liability

The option liability related to Cizzle (See Note 6) was valued using public market research to determine the probability of success that similar studies in the respiratory and cardiovascular disease areas and a Black-Scholes pricing model. In reviewing the public market research, the Company determined the phase transition success rates for trials similar to AZD 1656 from Phase I to Phase II was 52.7%. In applying this rate to the sale of future revenue consideration realized, the Company determined the total underlying asset value to be $2.9 million. In accordance with ASC 815, the fair value of the option was remeasured at the end of each reporting period, with changes in fair value recorded to the statement of operations and comprehensive income (loss). The Company used this underlying asset value within a Black-Scholes model to remeasure the fair value which was determined to be $1.4 million December 31, 2022. On September 26, 2023, Cizzle exercised the option and exchanged its right to future revenue for 395,460 shares of Common Stock. This option liability was re-measured up through the date of exercise resulting in a gain of $1.3 million.

Vela Option Liability

This option liability (See Note 6) was valued using public market research to determine the probability of successful clinical trials for AZD 1656. The probability was determined based on studies of clinical trials for assets similar to AZD 1656. After this probability was estimated it was then utilized as an input into a Monte Carlo Simulation model in order to value the option liability. In reviewing the public market research, the Company determined the phase transition success rates for trials similar to AZD 1656 from Phase I to Phase II was 52.7%. In applying this rate to the sale of future revenue consideration realized, the Company determined the total underlying AZD 1656 value to be $4.6 million. The option was issued in the second quarter of 2023, and as such, did not have a fair value at December 31, 2022. In accordance with ASC 815, the fair value of the option will be remeasured at the end of each reporting period, with changes in fair value recorded to the consolidated statements of operations and comprehensive income (loss). On November 30, 2023, Vela exercised the option and exchanged its right to future revenue for 1,015,760 shares of Common Stock. This option liability was re-measured up through the date of exercise resulting in a gain of $1.0 million.

Amount
Balance as of December 31, 2022	$1,417
Option issued	1,486
Change in fair value	(2,250)
Option exercise	(697)
Foreign currency exchange impact	44
Balance as of December 31, 2023	$-

Liability Classified Warrants

The warrants issued to the PIPE Investor and an advisor in connection with the Merger are accounted for as liabilities in accordance with ASC 815-40 and are presented within Warrant liabilities in the consolidated balance sheets. Warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive income (loss).

The measurements of the liability classified warrants are classified as Level 2 fair value measurements due to the use of an observable market quote for the Company’s publicly traded warrants, which are considered to be a similar asset in an active market.

The warrant liabilities are calculated by multiplying the quoted market price of the Company’s publicly traded warrants by the number of liability classified warrants.